Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001598735_SupplementTextBlock

Pax Ellevate Global Women’s Index Fund, a series of

Pax World Funds Series Trust III

Supplement Dated May 22, 2014

to the

Prospectus

Dated May 21, 2014

Effective May 22, 2014, the disclosure under the heading “Fees and Expenses” on page 5 of the Prospectus is hereby superseded and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Pax Ellevate Global Women's Index Fund
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class or Individual Investor Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	The Fund charges a fee of $10.00 for each wire redemption, subject to change without notice.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Shareholders should retain this Supplement for future reference.
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	$ (10.00)	[1]
Management Fee	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	$ (10.00)	[1]
Management Fee	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%

[1]	The Fund charges a fee of $10.00 for each wire redemption, subject to change without notice.
[2]	The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses. (For this purpose, the Adviser does not consider acquired fund fees and expenses to be operating costs and expenses of the Fund.)